UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: April 30, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds®]

The Income Fund of America®
Investment portfolio

April 30, 2006

unaudited

Common stocks — 66.48%	Shares	Market value (000)

FINANCIALS — 17.61%
Citigroup Inc.	19,535,000	$975,773
Washington Mutual, Inc.	16,251,200	732,279
Société Générale	4,536,500	693,580
HSBC Holdings PLC (United Kingdom)	26,952,825	465,426
HSBC Holdings PLC (Hong Kong)	10,543,396	179,776
Wells Fargo & Co.	8,656,800	594,635
J.P. Morgan Chase & Co.	12,275,000	557,039
Bank of America Corp.	10,220,550	510,210
U.S. Bancorp	15,595,000	490,307
Lloyds TSB Group PLC	47,090,900	457,867
Equity Residential	8,337,700	374,113
Hang Lung Properties Ltd.	156,970,000	315,835
Fifth Third Bancorp	7,600,000	307,192
iStar Financial, Inc.[1]	7,240,000	277,002
Boston Properties, Inc.	2,995,000	264,369
Equity Office Properties Trust	8,175,000	264,052
ING Groep NV	6,376,076	259,686
National City Corp.	6,850,000	252,765
Regions Financial Corp.	6,920,000	252,649
Wachovia Corp.	4,200,000	251,370
Developers Diversified Realty Corp.	4,270,000	227,164
Banco Itaú Holding Financeira SA, preferred nominative	6,210,000	196,121
Cathay Financial Holding Co., Ltd.	87,116,000	195,254
Kimco Realty Corp.	4,842,000	179,783
PNC Financial Services Group, Inc.	2,200,000	157,234
Fannie Mae	3,006,200	152,114
Hospitality Properties Trust	3,452,200	148,790
Arthur J. Gallagher & Co.[1]	5,403,700	148,278
SunTrust Banks, Inc.	1,780,000	137,647
Westpac Banking Corp.	6,671,144	127,125
Allied Capital Corp.	3,848,020	119,519
DnB NOR ASA	7,500,000	104,057
Sunstone Hotel Investors, Inc.[1]	3,593,400	103,274
Crescent Real Estate Equities Co.	5,045,000	100,900
Fortis	2,680,000	100,625
St. George Bank Ltd.	4,046,552	94,776
Unibail Holding	531,000	92,580
Bank of New York Co., Inc.	2,485,000	87,348
Banco Santander Central Hispano, SA	5,030,828	78,059
XL Capital Ltd., Class A	1,175,000	77,421
Montpelier Re Holdings Ltd.[1]	4,465,000	72,110
Sky Financial Group, Inc.	2,674,000	69,123
Archstone-Smith Trust	1,400,000	68,432
Health Care Property Investors, Inc.	2,442,300	66,968
General Growth Properties, Inc.	1,400,000	65,730
Hysan Development Co. Ltd.	21,815,601	62,747
KBC Groupe SA	525,000	60,946
Unibanco-União de Bancos Brasileiros SA, units (GDR)	697,000	55,307
Camden Property Trust	789,300	54,249
Fulton Financial Corp.	1,358,400	22,346
Beverly Hills Bancorp Inc.[1]	1,939,517	20,171
FirstMerit Corp.	149,269	3,670
		11,725,793

UTILITIES — 7.78%
Duke Energy Corp.	19,703,565	573,768
E.ON AG	3,650,000	444,822
National Grid PLC	40,045,175	420,013
Dominion Resources, Inc.	4,158,498	311,347
Exelon Corp.	5,710,000	308,340
Entergy Corp.	4,373,292	305,868
Progress Energy, Inc.	6,185,400	264,735
Ameren Corp.	5,098,300	256,801
DTE Energy Co.	5,000,000	203,900
Equitable Resources, Inc.	5,470,000	194,240
Consolidated Edison, Inc.	4,370,000	188,434
Public Service Enterprise Group Inc.	2,960,000	185,592
PPL Corp.	6,000,000	174,240
Endesa, SA	4,986,072	165,682
FirstEnergy Corp.	3,052,330	154,784
RWE AG	1,750,000	151,828
NiSource Inc.	7,160,000	151,148
Edison International	2,500,000	101,025
Xcel Energy Inc.	5,225,000	98,439
Southern Co.	3,000,000	96,690
KeySpan Corp.	2,160,000	87,221
American Electric Power Co., Inc.	2,500,000	83,650
MDU Resources Group, Inc.	1,770,000	65,047
FPL Group, Inc.	1,500,000	59,400
NSTAR	2,122,850	58,697
Northeast Utilities	2,386,200	48,082
PG&E Corp.	550,000	21,912
		5,175,705

CONSUMER STAPLES — 7.45%
Altria Group, Inc.	10,200,000	746,232
ConAgra Foods, Inc.	25,599,700	580,601
H.J. Heinz Co.	13,800,000	572,838
General Mills, Inc.	11,300,000	557,542
Reynolds American Inc.	4,681,600	513,337
Coca-Cola Co.	11,490,000	482,120
Diageo PLC	17,650,000	291,113
Unilever NV (New York registered)	2,634,500	189,658
Unilever NV	785,000	56,738
UST Inc.	5,350,000	235,025
Albertson’s, Inc.	8,690,000	220,118
Sara Lee Corp.	8,000,000	142,960
Tesco PLC	20,740,000	120,767
Goodman Fielder Ltd.[1,2]	67,000,000	112,923
SABMiller PLC	4,311,000	90,903
Woolworths Ltd.	3,510,482	49,732
		4,962,607

TELECOMMUNICATION SERVICES — 7.24%
AT&T Inc.	51,160,575	1,340,919
BellSouth Corp.	39,086,100	1,320,328
Koninklijke KPN NV	46,015,000	540,855
Verizon Communications Inc.	16,100,000	531,783
Chunghwa Telecom Co., Ltd. (ADR)	16,324,400	336,283
Chunghwa Telecom Co., Ltd.	42,803,000	82,249
Vodafone Group PLC	85,000,000	200,612
SK Telecom Co., Ltd. (ADR)	6,975,000	186,232
Deutsche Telekom AG	8,250,000	149,152
KT Corp.	738,480	33,215
Telefónica, SA	1,900,000	30,464
Belgacom SA	724,054	23,712
Dobson Communications Corp., Class A2,3	2,290,483	20,614
Sprint Nextel Corp., Series 1	760,501	18,860
American Tower Systems Corp., Class A2	42,271	1,443
XO Holdings, Inc.[2]	9,158	40
		4,816,761

ENERGY — 5.57%
Royal Dutch Shell PLC, Class A	1,340,000	45,982
Royal Dutch Shell PLC, Class A (ADR)	11,212,000	763,873
Royal Dutch Shell PLC, Class B	6,314,144	225,663
Royal Dutch Shell PLC, Class B (ADR)	2,864,565	204,559
Chevron Corp.	19,248,300	1,174,531
Marathon Oil Corp.	5,745,000	455,923
Occidental Petroleum Corp.	1,800,000	184,932
Kinder Morgan, Inc.	2,020,000	177,800
ConocoPhillips	2,000,000	133,800
Enbridge Inc.	3,123,709	92,481
TOTAL SA (ADR)	645,000	89,023
Exxon Mobil Corp.	1,385,000	87,366
ENI SpA	2,400,000	73,387
		3,709,320

MATERIALS — 4.99%
Weyerhaeuser Co.	10,450,000	736,412
International Paper Co.	13,098,820	476,142
E.I. du Pont de Nemours and Co.	10,550,000	465,255
Dow Chemical Co.	10,689,500	434,101
MeadWestvaco Corp.	8,915,696	254,186
Akzo Nobel NV	3,358,500	193,518
Packaging Corp. of America[1]	6,736,800	151,443
Eastman Chemical Co.	2,000,000	108,700
Alcoa Inc.	3,200,000	108,096
RPM International, Inc.	5,385,000	99,084
UPM-Kymmene Corp.	4,100,000	96,278
Temple-Inland Inc.	2,017,578	93,696
Lyondell Chemical Co.	2,220,000	53,502
Worthington Industries, Inc.	1,701,800	33,611
Freeport-McMoRan Copper & Gold Inc., Class B	300,000	19,374
		3,323,398

INDUSTRIALS — 4.72%
General Electric Co.	32,625,000	1,128,499
Waste Management, Inc.	13,925,000	521,630
Emerson Electric Co.	4,685,000	397,991
R.R. Donnelley & Sons Co.	10,745,000	361,999
Cooper Industries, Ltd., Class A	2,100,000	192,045
Avery Dennison Corp.	2,700,000	168,750
Hubbell Inc., Class B	3,213,100	165,957
Sandvik AB	2,000,000	130,287
Brambles Industries PLC	5,103,000	42,176
Wesfarmers Ltd.	675,000	18,551
Singapore Technologies Engineering Ltd.	4,823,000	9,518
Macquarie Infrastructure Company Trust	50,600	1,477
Delta Air Lines, Inc.[2,3]	542,911	375
		3,139,255

HEALTH CARE — 4.45%
Bristol-Myers Squibb Co.	36,493,000	926,193
Merck & Co., Inc.	18,300,000	629,886
Eli Lilly and Co.	11,745,000	621,546
Pfizer Inc	20,210,000	511,919
GlaxoSmithKline PLC	7,183,055	203,698
Wyeth	1,431,500	69,671
Clarent Hospital Corp.[1,2,4]	484,684	121
		2,963,034

CONSUMER DISCRETIONARY — 2.46%
Esprit Holdings Ltd.	40,949,000	326,929
General Motors Corp.	13,775,000	315,172
ServiceMaster Co.	13,973,750	168,244
DSG International PLC	45,000,000	150,698
Snap-on Inc.	2,310,000	95,865
KangwonLand Inc.	4,410,395	90,762
Kingfisher PLC	20,678,565	84,889
Regal Entertainment Group, Class A	4,022,000	84,542
Publishing & Broadcasting Ltd.	5,955,100	83,957
Tupperware Brands Corp.[1]	3,865,000	81,551
Kesa Electricals PLC	13,338,258	77,059
Harrah’s Entertainment, Inc.	585,300	47,784
SanomaWSOY OYJ, Class B	1,400,000	35,881
TI Automotive Ltd., Class A2,4	7,000,000	—
		1,643,333

INFORMATION TECHNOLOGY — 0.67%
Microsoft Corp.	9,200,000	222,180
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,340,000	129,323
Premier Farnell PLC[1]	23,550,000	86,162
Micron Technology, Inc.[2,3]	339,328	5,758
ZiLOG, Inc.[2]	455,000	1,520
		444,943

MISCELLANEOUS — 3.54%
Other common stocks in initial period of acquisition		$2,358,138

Total common stocks (cost: $35,494,252,000)		44,262,287

Preferred stocks — 1.08%

FINANCIALS — 1.03%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[3,5]	124,434,000	133,503
Fannie Mae, Series O, 7.065% preferred[3]	2,190,000	120,039
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[3,5]	55,950,000	60,554
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[3,5]	24,300,000	25,774
Vornado Realty Trust, Series I, 6.625% preferred	3,380,000	78,517
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[3,5]	37,500,000	42,640
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[3,5]	10,000,000	14,084
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[3,5]	52,000,000	56,371
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[3,5]	36,590,000	34,282
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[3,5]	13,750,000	15,445
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[3,5]	4,200,000	4,336
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate	300,000	15,591
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	520,000	13,624
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate	200,000	10,412
Public Storage, Inc., Series V, 7.50% cumulative preferred depositary shares	400,000	10,088
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[1]	400,000	9,924
Deutsche Bank Capital Funding Trust VII 5.628% noncumulative trust preferred[3,5]	10,000,000	9,508
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,5]	6,500,000	6,995
ACE Ltd., Series C, 7.80% preferred depositary shares	256,550	6,632
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	5,646
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	4,988
ING Capital Funding Trust III 8.439% noncumulative preferred[5]	3,000,000	3,319
		682,272

CONSUMER DISCRETIONARY — 0.02%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033	1,201,245	12,361

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[2,4]	513	76

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[2,4,6]	12	0

MISCELLANEOUS — 0.03%
Other preferred stocks in initial period of acquisition		22,390

Total preferred stocks (cost: $707,510,000)		717,099

		Market value
Warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[2]	18,316	$14
XO Holdings, Inc., Series B, warrants, expire 2010[2]	13,738	7
XO Holdings, Inc., Series C, warrants, expire 2010[2]	13,738	5
Allegiance Telecom, Inc., warrants, expire 2008[2,3,4]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	15,000	0

Total warrants (cost: $0)		26

Convertible securities — 3.29%	Shares or principal amount

FINANCIALS — 0.98%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	6,400,000 units	179,328
Fannie Mae 5.375% convertible preferred	1,530	145,924
XL Capital Ltd. 6.50% ACES convertible preferred 2007	1,340,000 units	29,560
XL Capital Ltd. 7.00% convertible preferred	2,810,000 units	70,306
Genworth Financial, Inc. 6.00% convertible preferred 2007	2,400,000 units	87,048
UnumProvident Corp. 8.25% ACES convertible 2006	2,100,000 units	81,228
Chubb Corp. 7.00% convertible preferred 2006	1,600,000 units	57,872
		651,266

INFORMATION TECHNOLOGY — 0.68%
Intel Corp. 2.95% convertible debentures 2035[3]	$154,825,000	132,956
Nortel Networks Corp. 4.25% convertible notes 2008	$80,000,000	76,200
Nortel Networks Corp. 4.25% convertible notes 2008[3]	$40,000,000	38,100
ASM Lithography Holding NV 5.75% convertible notes 2006[3]	$57,500,000	67,499
SCI Systems, Inc. 3.00% convertible debentures 2007	$57,500,000	55,991
International Rectifier Corp. 4.25% convertible notes 2007	$52,000,000	50,895
Liberty Media Corp. 3.50% exchangeable debentures 2031	$25,000,000	25,031
LSI Logic Corp. 4.00% convertible notes 2006	$3,000,000	2,989
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,484
		452,145

TELECOMMUNICATION SERVICES — 0.29%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$100,000,000	131,750
American Tower Corp. 5.00% convertible debentures 2010	$38,100,000	37,957
Liberty Media Corp. 4.00% exchangeable debentures 2029	$36,000,000	22,500
		192,207

HEALTH CARE — 0.28%
Schering-Plough Corp. 6.00% convertible preferred 2007	2,499,900	127,945
Sepracor Inc. 5.00% convertible debentures 2007	$46,000,000	45,885
Incyte Corp. 3.50% convertible notes 2011[3]	$15,000,000	11,306
		185,136

INDUSTRIALS — 0.26%
Allied Waste Industries, Inc., Series D, 6.25%, convertible preferred 2008	240,000	92,378
Tyco International Group SA, Series B, 3.125% convertible debentures 2023[3]	$50,000,000	62,938
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	178,000	19,589
		174,905

CONSUMER DISCRETIONARY — 0.22%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	2,132,900	59,508
Amazon.com, Inc. 4.75% convertible debentures 2009	$59,137,000	56,328
Liberty Media Corp. 3.25% exchangeable debentures 2031	$25,000,000	19,000
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	400,000	9,280
		144,116

	Shares or	Market value
Convertible securities	principal amount	(000)

MATERIALS — 0.16%
Freeport-McMoRan Copper & Gold Inc., 5.50% convertible preferred[2]	50,000	$69,625
Inco Ltd. 0% convertible notes LYON 2021	$26,000,000	39,065
		108,690

UTILITIES — 0.15%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	81,760
AES Trust VII 6.00% convertible preferred 2008	325,000	15,844
		97,604

ENERGY — 0.13%
El Paso Corp. 4.99% convertible preferred[3]	75,000	86,062

CONSUMER STAPLES — 0.05%
Albertson’s, Inc. 7.25% convertible preferred 2007	1,500,000 units	37,050

MISCELLANEOUS — 0.09%
Other convertible securities in initial period of acquisition		62,294

Total convertible securities (cost: $1,990,580,000)		2,191,475

	Principal amount
Bonds & notes — 22.17%	(000)

CONSUMER DISCRETIONARY — 4.76%
General Motors Acceptance Corp. 4.50% 2006	$10,000	9,928
General Motors Acceptance Corp. 6.125% 2006	10,000	9,922
General Motors Acceptance Corp. 5.62% 2007[5]	25,000	24,527
General Motors Acceptance Corp. 5.968% 2007[5]	4,000	3,931
General Motors Acceptance Corp. 6.125% 2007	45,020	44,300
General Motors Acceptance Corp. 6.125% 2007	20,500	19,933
General Motors Acceptance Corp. 5.85% 2009	20,500	19,286
General Motors Acceptance Corp. 7.75% 2010	5,710	5,620
General Motors Acceptance Corp. 6.875% 2011	92,370	86,627
General Motors Acceptance Corp. 7.25% 2011	104,895	100,392
General Motors Acceptance Corp. 6.875% 2012	7,220	6,736
General Motors Acceptance Corp. 7.00% 2012	71,305	67,030
General Motors Acceptance Corp. 7.02% 2014[5]	37,000	35,044
General Motors Corp. 6.375% 2008	21,795	18,689
General Motors Corp. 7.20% 2011	91,895	72,827
General Motors Corp. 7.125% 2013	26,350	19,960
General Motors Corp. 7.70% 2016	6,600	4,793
General Motors Corp. 8.25% 2023	7,000	5,110
General Motors Corp. 8.375% 2033	10,000	7,500
Residential Capital Corp. 6.07% 2008[5]	20,000	20,128
Residential Capital Corp. 6.898% 2009[3,5]	22,000	22,004
Residential Capital Corp. 6.375% 2010	29,900	29,800
Residential Capital Corp. 6.00% 2011	15,000	14,708
General Motors Nova Scotia Finance Co. 6.85% 2008	15,675	13,245
Delphi Automotive Systems Corp. 6.55% 2006[7]	17,105	12,016
Delphi Automotive Systems Corp. 6.50% 2009[7]	54,466	38,262
Delphi Automotive Systems Corp. 7.125% 2029[7]	104,355	73,049
Delphi Corp. 6.50% 2013[7]	72,580	50,080
Comcast Cable Communications, Inc. 8.375% 2007	9,925	10,213
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,876
Comcast Cable Communications, Inc. 6.875% 2009	8,000	8,295
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,552
Comcast Corp. 5.45% 2010	12,500	12,368
Comcast Corp. 5.85% 2015	19,200	18,716
Comcast Corp. 6.50% 2015	5,000	5,101
Comcast Corp. 5.90% 2016	8,475	8,280
Comcast Corp. 5.65% 2035	2,650	2,283
Lenfest Communications, Inc. 7.625% 2008	2,000	2,067
Clear Channel Communications, Inc. 4.625% 2008	14,000	13,773
Clear Channel Communications, Inc. 4.25% 2009	25,000	23,946
Clear Channel Communications, Inc. 7.65% 2010	16,550	17,449
Clear Channel Communications, Inc. 5.75% 2013	6,580	6,258
Clear Channel Communications, Inc. 5.50% 2014	39,170	36,160
Clear Channel Communications, Inc. 6.875% 2018	1,000	967
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	25,001
Ford Motor Credit Co. 6.50% 2007	10,500	10,437
Ford Motor Credit Co. 5.80% 2009	6,000	5,434
Ford Motor Credit Co. 7.375% 2009	78,500	72,586
Ford Motor Credit Co. 6.638% 2010[5]	5,055	4,581
Ford Motor Credit Co. 7.875% 2010	29,000	26,805
DaimlerChrysler North America Holding Corp. 6.40% 2006	2,925	2,926
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,486
DaimlerChrysler North America Holding Corp. 4.75% 2008	1,440	1,422
DaimlerChrysler North America Holding Corp. 5.33% 2009[5]	15,000	15,016
DaimlerChrysler North America Holding Corp. 7.20% 2009	22,950	24,018
DaimlerChrysler North America Holding Corp. 4.875% 2010	10,000	9,660
DaimlerChrysler North America Holding Corp. 8.00% 2010	15,000	16,155
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,500	28,425
DaimlerChrysler North America Holding Corp. 6.50% 2013	3,200	3,255
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	9,000	9,113
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	36,730	37,097
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	10,000	10,100
Charter Communications, Series B, 7.735% 2013[5]	26,175	26,306
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,350	13,150
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	3,041
R.H. Donnelley Inc. 10.875% 2012[3]	1,000	1,115
R.H. Donnelley Corp., Series A-2, 6.875% 2013[3]	39,025	36,488
R.H. Donnelley Corp., Series A-1, 6.875% 2013[3]	20,650	19,308
R.H. Donnelley Corp., Series A-3, 8.875% 2016[3]	35,175	36,362
Mirage Resorts, Inc. 7.25% 2006	4,960	5,010
MGM MIRAGE 6.00% 2009	35,100	34,793
MGM MIRAGE 8.50% 2010	22,830	24,342
MGM MIRAGE 6.75% 2012	9,150	9,104
MGM MIRAGE 6.75% 2013[3]	8,200	8,118
Mandalay Resort Group 6.50% 2009	7,122	7,113
Cox Communications, Inc. 7.75% 2006	6,000	6,033
Cox Communications, Inc. 5.45% 2007[5]	8,250	8,297
Cox Communications, Inc. 7.875% 2009	12,500	13,253
Cox Communications, Inc. 4.625% 2010	33,250	31,982
Cox Communications, Inc. 7.75% 2010	10,000	10,703
Cox Communications, Inc. 5.45% 2014	13,500	12,801
J.C. Penney Co., Inc. 8.00% 2010	35,705	38,360
J.C. Penney Co., Inc. 9.00% 2012	14,920	17,143
J.C. Penney Co., Inc. 7.65% 2016	4,000	4,370
J.C. Penney Co., Inc. 7.625% 2097	18,500	18,693
Liberty Media Corp. 7.75% 2009	10,950	11,530
Liberty Media Corp. 7.875% 2009	28,350	30,004
Liberty Media Corp. 8.50% 2029	12,830	12,519
Liberty Media Corp. 8.25% 2030	18,310	17,638
Neiman Marcus Group, Inc. 9.00% 2015[3,6]	52,810	56,375
Time Warner Inc. 8.18% 2007	20,000	20,677
AOL Time Warner Inc. 6.875% 2012	9,950	10,391
AOL Time Warner Inc. 7.625% 2031	9,750	10,585
Time Warner Companies, Inc. 9.125% 2013	5,000	5,763
Time Warner Companies, Inc. 7.25% 2017	8,000	8,509
Harrah’s Operating Co., Inc. 7.125% 2007	4,150	4,216
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	26,089
Harrah’s Operating Co., Inc. 5.625% 2015	3,800	3,613
Harrah’s Operating Co., Inc. 5.75% 2017	10,000	9,390
Royal Caribbean Cruises Ltd. 7.00% 2007	3,000	3,065
Royal Caribbean Cruises Ltd. 8.00% 2010	3,500	3,756
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	29,693
Royal Caribbean Cruises Ltd. 6.875% 2013	6,500	6,661
Toys “R” Us, Inc. 10.34% 2012[5]	37,000	36,908
Toys “R” Us, Inc. 7.875% 2013	5,200	4,264
News America Inc. 5.30% 2014	4,000	3,836
News America Inc. 7.25% 2018	1,000	1,077
News America Inc. 6.40% 2035[3]	10,500	9,956
News America Inc. 6.75% 2038	15,000	15,391
News America Holding Inc. 8.25% 2018	9,000	10,235
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	12,350	12,628
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	22,450	24,246
Linens n’ Things, Inc. 10.702% 2014[3,5]	35,700	36,325
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	35,713
K. Hovnanian Enterprises, Inc. 10.50% 2007	16,275	17,313
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	3,128
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,500	2,491
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,000	1,871
K. Hovnanian Enterprises, Inc. 6.25% 2016	7,000	6,408
K. Hovnanian Enterprises, Inc. 7.50% 2016	4,090	4,062
Viacom Inc. 5.75% 2011[3]	1,415	1,407
Viacom Inc. 6.25% 2016[3]	20,065	19,923
Viacom Inc. 6.875% 2036[3]	12,500	12,358
D.R. Horton, Inc. 7.50% 2007	3,500	3,599
D.R. Horton, Inc. 8.00% 2009	19,900	21,014
D.R. Horton, Inc. 9.75% 2010	3,000	3,375
D.R. Horton, Inc. 7.875% 2011	550	590
D.R. Horton, Inc. 5.25% 2015	5,000	4,560
Standard Pacific Corp. 6.50% 2008	5,000	5,025
Standard Pacific Corp. 5.125% 2009	17,750	16,951
Standard Pacific Corp. 6.875% 2011	6,500	6,273
Standard Pacific Corp. 6.25% 2014	3,500	3,168
Vidéotron Ltée 6.875% 2014	21,069	20,964
Vidéotron Ltée 6.375% 2015	10,435	10,278
CanWest Media Inc., Series B, 8.00% 2012	29,691	30,248
Radio One, Inc., Series B, 8.875% 2011	16,750	17,629
Radio One, Inc. 6.375% 2013	12,950	12,238
NTL Cable PLC 8.75% 2014	15,019	15,488
NTL Inc. 10.46% 2016[5]	13,250	13,349
KB Home 6.375% 2011	4,000	3,967
KB Home 6.25% 2015	24,800	23,243
Emmis Operating Co. 6.875% 2012	27,185	26,607
Visteon Corp. 8.25% 2010	10,400	9,386
Visteon Corp. 7.00% 2014	18,000	14,715
Technical Olympic USA, Inc. 9.00% 2010	8,965	9,223
Technical Olympic USA, Inc. 9.00% 2010	1,275	1,312
Technical Olympic USA, Inc. 7.50% 2011	12,775	11,961
Technical Olympic USA, Inc. 10.375% 2012	875	901
British Sky Broadcasting Group PLC 6.875% 2009	10,000	10,330
British Sky Broadcasting Group PLC 8.20% 2009	12,000	12,889
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,731
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,195
Mohegan Tribal Gaming Authority 6.125% 2013	750	732
Kabel Deutschland GmbH 10.625% 2014[3]	19,675	21,347
American Media Operations, Inc., Series B, 10.25% 2009	13,730	12,941
American Media Operations, Inc. 8.875% 2011	8,930	7,948
Stoneridge, Inc. 11.50% 2012	21,300	19,809
Warner Music Group 7.375% 2014	20,000	19,800
CSC Holdings, Inc. 7.25% 2008	8,000	8,130
CSC Holdings, Inc., Series B, 8.125% 2009	8,000	8,340
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	2,055
Tenneco Automotive Inc., Series B, 10.25% 2013	5,325	5,924
Tenneco Automotive Inc. 8.625% 2014	12,000	12,210
Hilton Hotels Corp. 7.625% 2008	2,450	2,547
Hilton Hotels Corp. 7.20% 2009	4,850	5,065
Hilton Hotels Corp. 8.25% 2011	9,618	10,409
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	16,536	17,756
Quebecor Media Inc. 7.75% 2016[3]	16,675	17,175
Telenet Group Holding NV 0%/11.50% 2014[3,8]	20,027	16,672
Bon-Ton Stores, Inc. 10.25% 2014[3]	16,850	16,176
Young Broadcasting Inc. 10.00% 2011	16,890	15,497
May Department Stores Co. 5.75% 2014	10,215	10,054
May Department Stores Co. 6.65% 2024	4,785	4,737
William Lyon Homes, Inc. 7.625% 2012	17,000	14,748
Hyatt Equities, LLC 6.875% 2007[3]	14,000	14,170
Six Flags, Inc. 9.75% 2013	3,525	3,604
Six Flags, Inc. 9.625% 2014	10,300	10,480
Toll Brothers, Inc. 4.95% 2014	5,000	4,484
Toll Brothers, Inc. 5.15% 2015	10,500	9,426
Boyd Gaming Corp. 7.75% 2012	12,950	13,500
MDC Holdings, Inc. 7.00% 2012	5,000	5,096
MDC Holdings, Inc. 5.50% 2013	8,250	7,707
Centex Corp. 4.75% 2008	8,075	7,964
Centex Corp. 5.25% 2015	5,000	4,618
Ryland Group, Inc. 5.375% 2012	12,350	11,669
YUM! Brands, Inc. 7.70% 2012	10,500	11,373
Cinemark USA, Inc. 9.00% 2013	10,575	11,368
LBI Media, Inc. 10.125% 2012	10,395	11,227
Pulte Homes, Inc. 7.875% 2011	5,000	5,382
Pulte Homes, Inc. 7.625% 2017	5,000	5,330
Adelphia Communications Corp. 10.25% 2006[7]	13,975	6,603
Adelphia Communications Corp. 10.25% 2011[7]	6,100	3,126
Staples, Inc. 7.375% 2012	9,000	9,715
TRW Automotive Acquisition Corp. 9.375% 2013	8,988	9,707
NVR, Inc. 5.00% 2010	10,000	9,571
Seminole Tribe of Florida 6.535% 2020[3,9]	10,000	9,502
EchoStar DBS Corp. 5.75% 2008	9,300	9,184
Omnicom Group Inc. 5.90% 2016	9,000	8,797
AMC Entertainment Inc., Series B, 8.625% 2012	8,305	8,720
Payless ShoeSource, Inc. 8.25% 2013	8,000	8,440
WCI Communities, Inc. 9.125% 2012	8,045	8,125
Regal Cinemas Corp., Series B, 9.375% 2012[4]	7,250	7,722
Burlington Coat Factory Holdings, Inc. 11.125% 2014[3]	6,625	6,757
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,700	6,348
Fisher Communications, Inc. 8.625% 2014	5,855	6,177
Aztar Corp. 7.875% 2014	5,500	5,981
Warnaco, Inc. 8.875% 2013	5,625	5,948
Seneca Gaming Corp. 7.25% 2012	3,275	3,275
Seneca Gaming Corp. 7.25% 2012	2,000	2,000
GSC Holdings Corp. and GameStop, Inc. 8.865% 2011[3,5]	5,000	5,181
Viacom Inc. 5.625% 2007	5,000	4,995
Carnival Corp. 3.75% 2007	5,000	4,877
Walt Disney Co., Series B, 5.375% 2007	3,000	2,999
Sealy Mattress Co. 8.25% 2014	2,825	2,980
Marriott International, Inc. 5.81% 2015[3]	3,000	2,918
XM Satellite Radio Holdings Inc. 9.75% 2014[3]	2,525	2,550
Reader’s Digest Assn., Inc. 6.50% 2011	2,550	2,499
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,125
Boyds Collection, Ltd., Series B, 9.00% 2008[4,7]	7,382	1,476
		3,167,144

MORTGAGE-BACKED OBLIGATIONS[9]— 2.94%
Fannie Mae, Series 2000-T5B, 7.30% 2010	19,000	20,350
Fannie Mae 9.00% 2010	287	296
Fannie Mae 4.89% 2012	10,000	9,667
Fannie Mae 4.00% 2015	8,244	7,743
Fannie Mae 6.00% 2016	1,404	1,422
Fannie Mae 6.00% 2016	748	757
Fannie Mae 7.00% 2016	312	318
Fannie Mae 5.00% 2018	19,542	19,086
Fannie Mae 5.50% 2018	17,576	17,474
Fannie Mae 10.00% 2018	422	467
Fannie Mae 9.50% 2022	387	424
Fannie Mae 7.50% 2023	151	158
Fannie Mae 7.50% 2023	19	19
Fannie Mae 10.00% 2025	283	314
Fannie Mae, Series 2001-4, Class GA, 10.25% 2025[5]	1,375	1,526
Fannie Mae, Series 2001-4, Class NA, 11.898% 2025[5]	128	142
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,187	1,228
Fannie Mae 7.00% 2031	923	950
Fannie Mae 7.00% 2031	525	540
Fannie Mae 7.50% 2031	488	508
Fannie Mae, Series 2001-20, Class E, 9.613% 2031[5]	1,220	1,352
Fannie Mae 3.761% 2033[5]	5,517	5,386
Fannie Mae 5.50% 2034	18,777	18,249
Fannie Mae 6.00% 2034	15,058	15,006
Fannie Mae 6.00% 2034	6,517	6,494
Fannie Mae 6.00% 2034	2,737	2,729
Fannie Mae 6.00% 2034	2,127	2,120
Fannie Mae 6.00% 2034	1,648	1,643
Fannie Mae 6.00% 2034	1,075	1,071
Fannie Mae 6.00% 2034	1,067	1,062
Fannie Mae 6.00% 2034	805	802
Fannie Mae 6.00% 2034	437	435
Fannie Mae 6.00% 2034	427	426
Fannie Mae 4.491% 2035[5]	2,901	2,835
Fannie Mae 4.583% 2035[5]	8,335	8,147
Fannie Mae 5.00% 2035	52,014	49,220
Fannie Mae 5.00% 2035	28,383	26,859
Fannie Mae 5.00% 2035	7,400	7,003
Fannie Mae 5.50% 2035	102,556	99,675
Fannie Mae 5.50% 2035	20,000	19,426
Fannie Mae 5.50% 2035	9,228	8,969
Fannie Mae 6.00% 2035	6,604	6,581
Fannie Mae 6.00% 2035	243	242
Fannie Mae 5.50% 2036	38,000	36,909
Fannie Mae 5.50% 2036	24,000	23,311
Fannie Mae 5.50% 2036	9,000	8,742
Fannie Mae 5.50% 2036	4,287	4,164
Fannie Mae 5.50% 2036	55	53
Fannie Mae 6.00% 2036	25,000	24,887
Fannie Mae 6.50% 2036	8,782	8,929
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,223	2,285
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,545	1,585
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	2,673	2,761
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.722% 2035[5]	9,923	9,923
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	149,805	147,308
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	30,029	29,320
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	27,966	27,640
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	10,411	10,301
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	9,500	9,409
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	9,083	8,868
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	12,073	11,922
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	6,666	6,694
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	10,000	9,869
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	7,045	7,079
Freddie Mac 9.00% 2007	6	6
Freddie Mac 8.50% 2008	9	9
Freddie Mac, Series SF02, Class GC, 2.64% 2009	4,823	4,682
Freddie Mac 8.50% 2009	76	78
Freddie Mac 8.50% 2010	131	135
Freddie Mac 5.00% 2018	12,540	12,218
Freddie Mac 5.50% 2018	6,204	6,158
Freddie Mac 11.00% 2018	398	441
Freddie Mac, Series 178, Class Z, 9.25% 2021	130	136
Freddie Mac, Series 2289, Class NB, 11.506% 2022[5]	295	331
Freddie Mac 4.65% 2035[5]	12,633	12,321
Freddie Mac 4.791% 2035[5]	9,097	8,908
Freddie Mac 5.00% 2035	19,216	18,167
Freddie Mac 5.00% 2035	15,796	14,939
Freddie Mac 5.50% 2035	9,581	9,309
Freddie Mac 5.50% 2035	9,556	9,285
Freddie Mac, Series 3061, Class PN, 5.50% 2035	7,165	7,073
Freddie Mac 6.00% 2036	24,363	24,281
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.151% 2033[5]	37,193	36,465
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,137	5,071
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	4,972	5,023
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	8,698	8,617
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	7,516	7,494
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,100	10,405
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	5,000	4,938
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,454
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,099
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	10,000	9,708
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.712% 2033[5]	3,035	2,970
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.862% 2033[5]	18,689	18,426
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.548% 2034[5]	36,471	35,690
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.651% 2034[5]	5,709	5,581
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.715% 2035[5]	27,161	26,962
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	4,553	4,438
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[5]	3,261	3,219
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.342% 2033[5]	1,570	1,536
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.485% 2033[5]	882	867
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[5]	4,507	4,390
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.576% 2034[5]	5,944	5,801
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.841% 2037[5]	12,712	12,596
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.219% 2045[5]	23,779	23,849
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	11,268	11,824
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.209% 2033[5]	38,206	37,268
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.598% 2034[5]	4,810	4,722
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	12,000	11,864
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	8,000	7,933
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3]	29,000	28,819
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.892% 2036[5]	48,629	48,332
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	10,000	9,671
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	37,750	36,747
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.81% 2034[5]	24,899	24,506
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.98% 2034[5]	2,607	2,560
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	19,213
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	3,430	3,374
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[5]	1,954	1,909
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.41% 2033[5]	39,932	39,213
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.698% 2034[5]	11,087	10,578
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	14,999	14,660
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	15,079	14,965
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 6.119% 2036[5]	1,507	1,512
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.039% 2035[5]	10,751	10,742
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 6.00% 2036[5]	4,000	3,994
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4-A-1, 6.00% 2036[5]	25,000	24,977
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	8,200	8,227
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,334
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,753
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	5,000	4,773
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	10,293	10,149
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	4,500	4,198
Residential Accredit Loans, Inc., Series 2005-QS13, Class I-A-5, 5.50% 2035	15,906	15,521
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035	2,249	2,222
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	9,759	10,126
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045	17,730	17,390
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	21,393	22,702
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	5,760	5,861
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	14,125	14,988
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.421% 2030[5]	20,000	20,824
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036	19,462	19,173
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.244% 2031[3,5]	76,590	2,418
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	8,578	8,310
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,966
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.375% 2042[5]	17,875	17,543
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	10,000	9,909
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3]	7,000	6,959
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	17,000	16,785
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.219% 2035[5]	16,117	16,138
Government National Mortgage Assn. 9.50% 2009	365	380
Government National Mortgage Assn. 9.00% 2016	60	65
Government National Mortgage Assn. 8.50% 2017	37	39
Government National Mortgage Assn. 8.50% 2017	9	9
Government National Mortgage Assn. 8.50% 2017	5	6
Government National Mortgage Assn. 10.00% 2020	1,199	1,350
Government National Mortgage Assn. 8.50% 2021	271	291
Government National Mortgage Assn. 8.50% 2021	85	91
Government National Mortgage Assn. 8.50% 2021	7	8
Government National Mortgage Assn. 9.50% 2021	210	234
Government National Mortgage Assn. 10.00% 2021	1,759	1,979
Government National Mortgage Assn. 10.00% 2025	1,677	1,879
Government National Mortgage Assn. 4.00% 2035[5]	5,585	5,461
Government National Mortgage Assn. 4.00% 2035[5]	1,712	1,669
Government National Mortgage Assn. 4.00% 2035[5]	1,577	1,537
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 6.00% 2036[5]	14,971	14,955
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	14,100	14,157
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	14,094	13,975
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.781% 2035[5]	14,452	13,805
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,250	12,684
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[3]	10,990	11,821
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	2,515	2,550
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	8,782	8,511
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.666% 2036[5]	9,863	9,790
MASTR Asset Securitization Trust, Series 2003-9, Class 2-A-8, 5.50% 2033	10,350	9,748
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	10,000	9,743
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.723% 2045[5]	8,895	8,984
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	1,463	1,455
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	7,000	6,751
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,316
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	1,529	1,554
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	3,959	3,981
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	4,794	4,775
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[3]	4,669	4,584
Wells Fargo Mortgage-backed Securities Trust, Series 2006-2, Class 1-A-5, principal only, 0% 2036	1,099	808
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	453	451
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust, Series 2001-C1, Class A-1, 5.711% 2033	424	424
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[3,5]	376	381
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.739% 2027[3,5]	305	309
		1,954,318

TELECOMMUNICATION SERVICES — 2.87%
Nextel Communications, Inc., Series E, 6.875% 2013	125,730	129,194
Nextel Communications, Inc., Series D, 7.375% 2015	165,240	172,630
Sprint Capital Corp. 4.78% 2006	10,950	10,932
Sprint Capital Corp. 6.875% 2028	5,000	5,166
U S WEST Capital Funding, Inc. 6.375% 2008	7,100	7,065
U S WEST Capital Funding, Inc. 6.50% 2018	2,000	1,870
U S WEST Capital Funding, Inc. 6.875% 2028	52,925	49,088
Qwest Capital Funding, Inc. 7.75% 2006	3,000	3,019
Qwest Capital Funding, Inc. 7.90% 2010	29,635	30,561
Qwest Capital Funding, Inc. 7.25% 2011	34,645	34,948
Qwest Capital Funding, Inc. 7.625% 2021	8,900	8,889
Qwest Capital Funding, Inc. 7.75% 2031	64,620	63,651
Qwest Communications International Inc. 7.25% 2011	20,000	20,225
Qwest Corp. 8.875% 2012	12,400	13,640
Dobson Cellular Systems, Inc. 9.43% 2011[5]	4,850	5,044
Dobson Cellular Systems, Inc. 9.875% 2012	3,850	4,225
American Cellular Corp., Series B, 10.00% 2011	71,900	78,371
Dobson Communications Corp. 9.318% 2012[5]	21,000	21,420
Dobson Communications Corp. 8.875% 2013	48,250	49,577
American Tower Corp. 7.25% 2011	49,175	50,159
American Tower Corp. 7.125% 2012	59,975	61,474
American Tower Corp. 7.50% 2012	43,300	44,599
MetroPCS, Inc. 12.00% 2007[5]	77,765	82,625
MetroPCS, Inc. 9.25% 2011[5]	48,375	49,463
Triton PCS, Inc. 8.75% 2011	22,950	17,270
Triton PCS, Inc. 9.375% 2011	34,795	26,183
Triton PCS, Inc. 8.50% 2013	92,100	88,416
SBC Communications Inc. 4.951% 2008[5]	7,110	7,130
SBC Communications Inc. 4.125% 2009	17,465	16,716
SBC Communications Inc. 6.25% 2011	5,500	5,648
SBC Communications Inc. 5.10% 2014	38,500	36,307
SBC Communications Inc. 6.15% 2034	10,610	10,026
SBC Communications Inc. 6.45% 2034	5,000	4,904
AT&T Corp. 9.05% 2011[5]	23,228	25,076
Centennial Cellular Corp. 10.75% 2008	3,858	3,959
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	16,000	17,580
Centennial Communications Corp. 10.74% 2013[5]	35,125	36,881
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	34,500	35,708
AT&T Wireless Services, Inc. 7.50% 2007	34,250	34,955
AT&T Wireless Services, Inc. 8.125% 2012	34,935	39,160
Intelsat (Bermuda), Ltd. 9.614% 2012[5]	20,575	20,987
Intelsat (Bermuda), Ltd. 8.25% 2013	39,135	40,064
Intelsat (Bermuda), Ltd. 8.625% 2015	6,560	6,855
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	16,945	17,623
Hawaiian Telcom Communications, Inc. 9.948% 2013[3,5]	15,555	16,177
Hawaiian Telcom Communications, Inc. 9.948% 2013[3,5]	365	380
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	7,075	7,499
Deutsche Telekom International Finance BV 8.50% 2010[5]	7,150	7,779
Deutsche Telekom International Finance BV 5.75% 2016	25,000	24,186
Deutsche Telekom International Finance BV 8.75% 2030[5]	7,000	8,336
Telecom Italia Capital SA, Series A, 4.00% 2008	3,000	2,895
Telecom Italia Capital SA, Series B, 5.25% 2013	10,300	9,727
Telecom Italia Capital SA 4.95% 2014	9,000	8,252
Telecom Italia Capital SA 5.25% 2015	20,100	18,612
France Télécom 7.75% 2011[5]	32,950	35,882
Rogers Wireless Inc. 7.25% 2012	11,825	12,313
Rogers Wireless Inc. 7.50% 2015	16,750	17,713
TELUS Corp. 7.50% 2007	19,000	19,400
TELUS Corp. 8.00% 2011	7,750	8,516
Cincinnati Bell Inc. 7.25% 2013	26,275	26,932
Koninklijke KPN NV 8.00% 2010	22,150	23,775
Koninklijke KPN NV 8.375% 2030	2,000	2,173
Nextel Partners, Inc. 8.125% 2011	19,250	20,261
Nextel Partners, Inc. 8.125% 2011	5,000	5,262
PCCW-HKT Capital Ltd. 8.00% 2011[3,5]	15,000	16,344
PCCW-HKT Capital No.3 Ltd. 5.25% 2015[3]	4,300	3,954
Singapore Telecommunications Ltd. 6.375% 2011[3]	12,000	12,450
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,006
NTELOS Inc. 10.00% 2012[5]	15,500	15,771
Verizon Global Funding Corp. 6.125% 2007	7,000	7,056
Verizon New York Inc., Series A, 6.875% 2012	6,500	6,679
Rural Cellular Corp. 8.25% 2012[3]	4,000	4,220
Rural Cellular Corp. 10.93% 2012[3,5]	8,750	9,144
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	11,007
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	10,000	10,450
BellSouth Corp. 6.55% 2034	10,000	9,898
Hughes Network Systems, LLC and HNS Finance Corp. 9.50% 2014[3]	8,825	9,035
ALLTEL Corp. 4.656% 2007	8,700	8,643
British Telecommunications PLC 8.375% 2010[5]	2,000	2,224
British Telecommunications PLC 8.875% 2030	4,600	5,831
Nordic Tel Co Holdings 8.875% 2016[3]	4,000	4,160
Millicom International Cellular SA 10.00% 2013	3,500	3,920
		1,911,145

FINANCIALS — 2.63%
ASIF Global Financing XVIII 3.85% 2007[3]	8,500	8,314
International Lease Finance Corp. 4.75% 2009	10,000	9,770
International Lease Finance Corp. 5.125% 2010	15,000	14,680
International Lease Finance Corp. 5.00% 2012	5,000	4,791
American General Finance Corp., Series I, 5.40% 2015	17,250	16,491
ILFC E-Capital Trust I 5.90% 2065[3,5]	34,000	33,196
ILFC E-Capital Trust II 6.25% 2065[3,5]	10,000	9,592
Washington Mutual, Inc. 4.00% 2009	9,000	8,691
Washington Mutual, Inc. 5.00% 2012	7,000	6,729
Washington Mutual, Inc. 5.235% 2012[5]	16,000	15,982
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	9,425	10,166
Providian Financial Corp., Series A, 9.525% 2027[3]	10,000	10,692
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[3,5]	40,300	39,316
Capital One Financial Corp. 7.25% 2006	3,000	3,000
Capital One Financial Corp. 8.75% 2007	3,500	3,585
Capital One Financial Corp. 7.125% 2008	8,848	9,126
Capital One Financial Corp. 6.25% 2013	30,000	30,599
Capital One Financial Corp. 5.50% 2015	5,000	4,811
Capital One Bank 4.875% 2008	20,000	19,796
Capital One Capital I 6.23% 2027[3,5]	10,500	10,571
Household Finance Corp. 4.125% 2009	15,000	14,375
Household Finance Corp. 6.375% 2011	6,000	6,212
Household Finance Corp. 6.375% 2012	10,000	10,345
HSBC Finance Corp. 4.625% 2010	19,000	18,322
HSBC Finance Corp. 5.427% 2012[5]	10,000	10,046
HSBC Finance Corp. 5.00% 2015	2,720	2,542
HSBC Holdings PLC 5.25% 2012	3,500	3,411
HSBC Bank USA 4.625% 2014[3]	5,000	4,623
Midland Bank 4.94% Eurodollar note (undated)[5]	5,000	4,325
Rouse Co. 3.625% 2009	32,561	30,380
Rouse Co. 7.20% 2012	38,789	39,986
MBNA Corp. 5.625% 2007	10,000	10,055
MBNA Corp., Series F, 5.00% 2010	10,000	9,842
Bank of America Corp. 4.50% 2010	10,000	9,661
MBNA Global Capital Funding, Series B, 5.48% 2027[5]	35,000	34,670
Société Générale 5.75% 2016[3]	4,000	3,966
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[3,5]	45,700	46,931
Société Générale 7.85% (undated)[3,5]	11,200	11,459
Simon Property Group, LP 4.875% 2010	11,375	11,067
Simon Property Group, Inc. 5.375% 2011[3]	32,700	32,224
Simon Property Group, LP 6.35% 2012	5,000	5,146
iStar Financial, Inc. 7.00% 2008[1]	6,525	6,678
iStar Financial, Inc. 8.75% 2008[1]	1,028	1,094
iStar Financial, Inc., Series B, 4.875% 2009[1]	5,000	4,897
iStar Financial, Inc. 5.375% 2010[1]	10,925	10,739
iStar Financial, Inc. 6.00% 2010[1]	3,750	3,767
iStar Financial, Inc., Series B, 5.125% 2011[1]	10,000	9,647
iStar Financial, Inc. 5.80% 2011[1]	5,000	4,964
iStar Financial, Inc. 6.05% 2015[1]	4,285	4,202
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated)[3,5]	46,500	45,872
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[3,5]	42,150	40,915
Host Marriott, LP, Series G, 9.25% 2007	775	810
Host Marriott, LP, Series I, 9.50% 2007	750	771
Host Marriott, LP, Series M, 7.00% 2012	28,085	28,506
Host Marriott, LP, Series K, 7.125% 2013	10,000	10,200
CIT Group Inc. 3.65% 2007	7,110	6,937
CIT Group Inc. 6.875% 2009	16,500	17,187
CIT Group Inc. 4.75% 2010	10,000	9,659
CIT Group Inc. 7.75% 2012	4,000	4,387
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,5]	39,000	37,322
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[3]	8,000	7,825
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	1,942
Prudential Holdings, LLC, Series C, 8.695% 2023[3,9]	22,250	26,646
CNA Financial Corp. 6.75% 2006	4,370	4,399
CNA Financial Corp. 6.45% 2008	2,406	2,432
CNA Financial Corp. 6.60% 2008	9,630	9,861
CNA Financial Corp. 5.85% 2014	8,975	8,587
CNA Financial Corp. 7.25% 2023	10,788	11,044
E*TRADE Financial Corp. 7.375% 2013	8,750	8,947
E*TRADE Financial Corp. 7.875% 2015	24,475	25,821
Lazard Group LLC 7.125% 2015	32,930	33,765
EOP Operating LP 7.75% 2007	5,000	5,161
EOP Operating LP 8.10% 2010	6,500	7,070
EOP Operating LP 7.00% 2011	15,000	15,795
EOP Operating LP 6.75% 2012	4,750	4,947
UnumProvident Finance Co. PLC 6.85% 2015[3]	30,500	30,406
Resona Bank, Ltd. 5.85% (undated)[3,5]	31,500	30,140
HBOS Treasury Services PLC 3.75% 2008[3]	5,500	5,306
Scotland International Finance No. 2 BV 4.25% 2013[3]	1,500	1,376
HBOS PLC 5.375% (undated)[3,5]	500	477
HBOS PLC, Series B, 5.92% (undated)[3,5]	22,300	21,245
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated)[5]	27,500	27,178
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,090
J.P. Morgan Chase & Co. 4.75% 2015	7,500	6,978
J.P. Morgan Chase & Co. 4.891% 2015	15,000	14,535
Hospitality Properties Trust 7.00% 2008	1,210	1,236
Hospitality Properties Trust 6.75% 2013	23,315	24,082
Nationwide Life Insurance Co. 5.35% 2007[3]	8,500	8,502
North Front Pass Through Trust 5.81% 2024[3,5]	10,000	9,598
Nationwide Mutual Insurance Co. 7.875% 2033[3]	5,000	5,562
Mangrove Bay Pass Through Trust 6.102% 2033[3,5]	16,000	15,394
Twin Reefs Asset Trust (XLFA), Series B, 5.849% (undated)[3,5]	7,200	7,200
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	20,000	19,556
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,378
ReliaStar Financial Corp. 8.00% 2006	8,000	8,099
ReliaStar Financial Corp. 6.50% 2008	3,000	3,070
ING Bank NV 5.125% 2015[3]	3,500	3,323
ING Groep NV 5.775% (undated)[5]	7,100	6,812
Liberty Mutual Group Inc. 6.50% 2035[3]	23,150	20,816
Downey Financial Corp. 6.50% 2014	20,000	19,720
Wachovia Capital Trust III 5.80% (undated)	20,000	19,628
USA Education, Inc. 5.625% 2007	7,895	7,914
SLM Corp., Series A, 4.50% 2010	5,000	4,796
SLM Corp., Series A, 5.375% 2013	7,000	6,876
Kimco Realty Corp. 6.00% 2012	3,250	3,292
Kimco Realty Corp., Series C, 5.783% 2016	15,000	14,717
ProLogis Trust 7.05% 2006	12,000	12,028
ProLogis 5.625% 2015[3]	5,000	4,836
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[3]	16,750	16,743
Allstate Financial Global Funding LLC 5.25% 2007[3]	16,750	16,741
Development Bank of Singapore Ltd. 7.875% 2010[3]	10,000	10,799
Development Bank of Singapore Ltd. 7.125% 2011[3]	5,000	5,319
TuranAlem Finance BV 8.00% 2014	2,390	2,378
TuranAlem Finance BV 8.50% 2015[3]	10,000	10,175
TuranAlem Finance BV 8.50% 2015	2,610	2,656
Developers Diversified Realty Corp. 4.625% 2010	10,140	9,707
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,743
Independence Community Bank Corp. 4.90% 2010	5,000	4,813
Independence Community Bank 3.75% 2014[5]	10,000	9,476
Skandinaviska Enskilda Banken AB 5.471% (undated)[3,5]	3,000	2,812
Skandinaviska Enskilda Banken 7.50% (undated)[3,5]	10,405	11,035
Banco Santander Central Hispano, SA 7.625% 2010	500	539
Santander Financial Issuances Ltd. 7.25% 2015	1,500	1,654
Abbey National PLC 6.70% (undated)[5]	3,635	3,708
Abbey National PLC 7.35% (undated)[5]	7,605	7,685
Assurant, Inc. 5.625% 2014	13,500	13,126
Standard Chartered Bank 5.313% Eurodollar note (undated)[5]	15,000	12,562
Citigroup Inc. 5.125% 2011	12,500	12,316
HVB Funding Trust I 8.741% 2031[3]	2,100	2,552
HVB Funding Trust III 9.00% 2031[3]	7,736	9,661
New York Life Global Funding 4.625% 2010[3]	12,500	12,085
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	12,500	11,782
Kazkommerts International BV 8.50% 2013[3]	1,500	1,581
Kazkommerts International BV 7.875% 2014[3]	10,000	10,075
ACE INA Holdings Inc. 5.875% 2014	7,000	6,907
ACE Capital Trust II 9.70% 2030	3,250	4,193
BOI Capital Funding (No. 2) LP 5.571% (undated)[3]	3,000	2,831
Bank of Ireland 6.107% (undated)[3,5]	8,000	7,651
Federal Realty Investment Trust 6.125% 2007	10,000	10,063
Willis North America Inc. 5.125% 2010	4,900	4,784
Willis North America Inc. 5.625% 2015	5,500	5,271
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,789
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,600
United Overseas Bank Ltd. 5.375% 2019[3,5]	10,000	9,563
Plum Creek Timberlands, LP 5.875% 2015	9,800	9,508
Duke Realty LP 4.625% 2013	10,000	9,288
Zions Bancorporation 5.50% 2015	4,000	3,850
Zions Bancorporation 6.00% 2015	5,000	4,995
Bank of Nova Scotia 5.125% 2085[5]	10,000	8,444
Canadian Imperial Bank of Commerce 5.125% Eurodollar note 2085[5]	10,000	8,400
UniCredito Italiano 4.85% 2007[5]	3,000	3,000
UniCredito Italiano Capital Trust II 9.20% (undated)[3]	4,000	4,514
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,5]	5,000	5,232
Lincoln National Corp. 6.20% 2011	5,000	5,166
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[3]	4,000	3,979
Brandywine Operating Partnership, LP 5.75% 2012	4,000	3,956
Barclays Bank PLC 8.55% (undated)[3,5]	3,500	3,906
BNP Paribas 4.80% 2015[3]	4,000	3,726
National Westminster Bank PLC 7.75% (undated)[5]	3,024	3,116
Principal Life Global Funding I 4.40% 2010[3]	3,000	2,856
Marsh & McLennan Companies, Inc. 5.75% 2015	2,500	2,399
		1,748,158

ENERGY — 1.40%
Premcor Refining Group Inc. 9.25% 2010	13,875	14,881
Premcor Refining Group Inc. 6.125% 2011	37,500	38,077
Premcor Refining Group Inc. 6.75% 2011	15,650	16,280
Premcor Refining Group Inc. 9.50% 2013	57,215	63,039
Premcor Refining Group Inc. 6.75% 2014	46,000	47,543
Premcor Refining Group Inc. 7.50% 2015	22,000	23,141
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,9]	35,568	34,402
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[9]	684	662
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3,9]	13,329	14,890
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[9]	4,325	4,831
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,9]	49,350	46,583
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,9]	61,650	57,097
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[3]	8,000	8,080
Williams Companies, Inc. 6.375% 2010[3]	4,700	4,712
Williams Companies, Inc. 6.99% 2010[3,5]	8,000	8,260
Northwest Pipeline Corp. 8.125% 2010	5,000	5,294
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,413
Williams Companies, Inc. 7.125% 2011	38,750	40,009
Williams Companies, Inc. 8.125% 2012	14,810	15,976
Williams Companies, Inc. 7.875% 2021	10,000	10,700
Williams Companies, Inc. 8.75% 2032	7,000	8,103
El Paso Corp. 7.625% 2007	5,000	5,100
El Paso Corp. 6.375% 2009[3]	800	794
El Paso Energy Corp. 7.75% 2010[3]	2,500	2,575
El Paso Corp. 7.00% 2011	7,800	7,820
El Paso Energy Corp. 7.375% 2012	525	532
El Paso Corp. 7.875% 2012	2,000	2,080
El Paso Natural Gas Co. 7.50% 2026	900	914
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	69,009
Southern Natural Gas Co. 7.35% 2031	5,300	5,317
Southern Natural Gas Co. 8.00% 2032	3,975	4,270
Newfield Exploration Co., Series B, 7.45% 2007	6,000	6,150
Newfield Exploration Co. 7.625% 2011	1,500	1,567
Newfield Exploration Co. 8.375% 2012	11,400	12,241
Newfield Exploration Co. 6.625% 2014	32,075	31,754
Newfield Exploration Co. 6.625% 2016	44,400	43,845
Energy Transfer Partners, LP 5.65% 2012	9,125	8,931
Energy Transfer Partners, LP 5.95% 2015	36,635	35,839
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,9]	28,500	28,179
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[9]	9,000	8,899
Pogo Producing Co. 6.875% 2017	33,650	32,893
Devon Financing Corp., ULC 6.875% 2011	29,500	31,213
Overseas Shipholding Group, Inc. 8.25% 2013	27,110	28,872
Drummond Co., Inc. 7.375% 2016[3]	12,350	12,226
Western Oil Sands Inc. 8.375% 2012	10,175	11,193
XTO Energy Inc. 5.65% 2016	10,000	9,759
Sunoco, Inc. 4.875% 2014	10,060	9,384
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,9]	8,028	7,883
Massey Energy Co. 6.875% 2013[3]	7,500	7,256
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,415
Pemex Project Funding Master Trust 7.875% 2009	1,600	1,682
Pemex Project Funding Master Trust 7.375% 2014	3,500	3,719
Pemex Project Funding Master Trust 8.625% 2022	500	580
OXYMAR 7.50% 2016[3,9]	5,500	5,804
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,354
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[3,9]	4,497	4,334
PETRONAS Capital Ltd. 7.00% 2012[3]	4,000	4,273
Reliance Industries Ltd., Series B, 10.25% 2097	3,125	4,087
		934,716

INDUSTRIALS — 1.32%
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[9]	11,700	12,101
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[9]	6,880	6,571
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	15,772	15,806
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	6,281	6,356
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	17,182	17,145
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[9]	975	926
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[9]	26,398	25,623
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[9]	822	830
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	14,714	14,571
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[9]	687	722
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	5,379	5,719
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	6,050	5,853
Allied Waste North America, Inc. 8.50% 2008	8,300	8,777
Allied Waste North America, Inc., Series B, 8.875% 2008	48,750	51,431
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	15,880
Allied Waste North America, Inc., Series B, 5.75% 2011	10,000	9,600
Allied Waste North America, Inc., Series B, 6.125% 2014	7,925	7,608
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,455
Allied Waste North America, Inc. 7.25% 2015	8,500	8,691
Delta Air Lines, Inc. 8.00% 2007[3,7]	24,410	6,103
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013[9]	5,000	4,976
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014	46,035	46,321
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[7,9]	5,000	3,403
Delta Air Lines, Inc. 10.375% 2022[7,9]	3,000	765
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[9]	15,480	15,547
Cendant Corp. 6.25% 2008	28,000	28,328
Cendant Corp. 7.375% 2013	31,900	34,937
Cendant Corp. 7.125% 2015	7,000	7,638
Bombardier Capital Inc., Series A, 6.125% 2006[3]	40,625	40,727
Bombardier Inc. 6.30% 2014[3]	21,700	20,127
AMR Corp. 9.00% 2012	6,000	5,805
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[9]	1,981	1,887
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[9]	3,784	3,880
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[9]	17,838	18,980
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[9]	15,308	14,093
Hutchison Whampoa International Ltd. 7.00% 2011[3]	5,000	5,249
Hutchison Whampoa International Ltd. 6.50% 2013[3]	31,000	31,764
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,9]	22,730	23,468
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,9]	12,229	12,695
NTK Holdings Inc. 0%/10.75% 2014[8]	12,500	9,578
THL Buildco, Inc. 8.50% 2014	24,825	25,570
American Standard Inc. 7.375% 2008	5,935	6,091
American Standard Inc. 8.25% 2009	2,124	2,265
American Standard Inc. 7.625% 2010	20,501	21,576
American Standard Inc. 5.50% 2015	3,000	2,833
Waste Management, Inc. 7.00% 2006	7,000	7,051
Waste Management, Inc. 6.50% 2008	5,000	5,116
Waste Management, Inc. 5.00% 2014	7,000	6,593
WMX Technologies, Inc. 7.10% 2026	10,125	10,696
Tyco International Group SA 6.125% 2008	8,000	8,107
Tyco International Group SA 6.375% 2011	6,800	7,001
Tyco International Group SA 6.00% 2013	8,600	8,585
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[9]	4,149	4,151
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[9]	10,128	10,005
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[9]	6,411	6,390
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,9]	5,000	3,119
General Electric Capital Corp., Series A, 5.375% 2007	8,000	8,011
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,191
General Electric Co. 5.00% 2013	5,000	4,841
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	11,100	11,613
H-Lines Finance Holding Corp. 0%/11.00% 2013[8]	8,448	7,223
Raytheon Co. — RC Trust I 7.00% trust preferred 2006	18,000	18,101
Qantas Airways Ltd. 6.05% 2016[3]	15,000	14,623
Jacuzzi Brands, Inc. 9.625% 2010	13,441	14,466
Southwest Airlines Co. 5.25% 2014	15,000	14,130
Northwest Airlines, Inc. 9.875% 2007[7]	8,400	3,717
Northwest Airlines, Inc. 7.875% 2008[7]	4,000	1,730
Northwest Airlines, Inc. 10.00% 2009[7]	10,000	4,250
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[9]	3,742	3,735
John Deere Capital Corp., Series D, 4.375% 2008	9,000	8,846
John Deere Capital Corp. 4.875% 2009	4,000	3,948
Accuride Corp. 8.50% 2015	10,200	10,124
CCMG Acquisition Corp. 8.875% 2014[3]	4,000	4,270
CCMG Acquisition Corp. 10.50% 2016[3]	4,500	5,001
Goodman Global Holdings, Inc., Series B, 7.875% 2012	8,850	8,894
Caterpillar Financial Services Corp., Series F, 3.10% 2007	5,000	4,887
Caterpillar Financial Services Corp. 2.70% 2008	3,000	2,837
Caterpillar Financial Services Corp., Series F, 5.196% 2008[5]	400	400
Quebecor World Inc. 8.75% 2016[3]	7,625	7,409
Terex Corp., Class B, 10.375% 2011	2,000	2,115
Terex Corp. 7.375% 2014	3,500	3,561
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	4,325	4,541
Ashtead Group PLC 8.625% 2015[3]	2,000	2,080
United Rentals (North America), Inc. 7.75% 2013	1,750	1,767
Williams Scotsman, Inc. 8.50% 2015	500	516
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015[3,7,9]	7,790	—
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015[3,7,9]	5,500	—
		875,912

MATERIALS — 1.12%
Abitibi-Consolidated Co. of Canada 5.25% 2008	25,650	24,752
Abitibi-Consolidated Co. of Canada 8.41% 2011[5]	11,850	12,087
Abitibi-Consolidated Co. of Canada 6.00% 2013	10,625	9,563
Abitibi-Consolidated Co. of Canada 8.375% 2015	28,125	28,547
Abitibi-Consolidated Finance LP 7.875% 2009	6,136	6,197
Abitibi-Consolidated Inc. 8.55% 2010	10,872	11,198
Stone Container Corp. 9.25% 2008	42,268	43,853
Stone Container Corp. 9.75% 2011	875	899
Stone Container Corp. 8.375% 2012	8,475	8,306
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,200	3,120
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	14,975	14,039
Owens-Illinois, Inc. 8.10% 2007	750	761
Owens-Illinois, Inc. 7.35% 2008	9,800	9,898
Owens-Illinois, Inc. 7.50% 2010	750	756
Owens-Brockway Glass Container Inc. 8.875% 2009	20,975	21,919
Owens-Brockway Glass Container Inc. 7.75% 2011	13,500	13,973
Owens-Brockway Glass Container Inc. 8.75% 2012	6,000	6,435
Owens-Brockway Glass Container Inc. 8.25% 2013	14,000	14,455
Norske Skogindustrier ASA 7.625% 2011[3]	38,991	40,123
Norske Skogindustrier ASA 6.125% 2015[3]	11,250	10,327
Domtar Inc. 7.875% 2011	15,000	14,738
Domtar Inc. 7.125% 2015	35,750	32,622
Georgia-Pacific Corp. 6.979% 2012[5]	10,475	10,560
Georgia-Pacific Corp. 7.738% 2013[5]	33,425	34,261
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	43,680	41,714
Graphic Packaging International, Inc. 8.50% 2011	23,750	23,869
Graphic Packaging International, Inc. 9.50% 2013	13,550	13,211
Lyondell Chemical Co. 9.50% 2008	18,314	19,184
Equistar Chemicals, LP 10.125% 2008	12,825	13,803
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	625	657
JSG Funding PLC 9.625% 2012	8,200	8,692
JSG Funding PLC 7.75% 2015	20,650	19,204
United States Steel Corp. 10.75% 2008	10,500	11,524
United States Steel Corp. 9.75% 2010	13,205	14,327
Stora Enso Oyj 6.404% 2016[3]	10,000	9,934
Stora Enso Oyj 7.25% 2036[3]	11,500	11,513
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[8]	13,000	10,335
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	4,550	5,028
Cytec Industries Inc. 6.00% 2015	15,320	14,739
Rhodia 10.25% 2010	11,668	13,097
International Paper Co. 4.00% 2010	2,725	2,566
International Paper Co. 6.75% 2011	3,000	3,137
International Paper Co. 5.85% 2012	6,855	6,833
Ainsworth Lumber Co. Ltd. 7.25% 2012	4,150	3,745
Ainsworth Lumber Co. Ltd. 6.75% 2014	10,000	8,575
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,314
NewPage Corp., Series A, 10.93% 2012[5]	10,000	11,000
UPM-Kymmene Corp. 5.625% 2014[3]	9,900	9,529
Packaging Corp. of America 4.375% 2008[1]	9,500	9,232
Weyerhaeuser Co. 5.95% 2008	5,331	5,367
Weyerhaeuser Co. 6.75% 2012	3,390	3,513
Teck Cominco Ltd. 5.375% 2015	7,950	7,583
AEP Industries Inc. 7.875% 2013	7,300	7,501
AMH Holdings, Inc. 0%/11.25% 2014[8]	11,500	7,073
Building Materials Corp. of America, Series B, 8.00% 2007	3,500	3,544
Building Materials Corp. of America 8.00% 2008	3,000	3,045
Crompton Corp. 10.561% 2010[5]	4,775	5,252
Nalco Co. 8.875% 2013	1,000	1,037
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	4,700	3,619
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[9]	5,780	4,588
Inco Ltd. 7.75% 2012	4,000	4,332
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,800	3,791
Ispat Inland ULC 9.75% 2014	3,207	3,613
Covalence Specialty Materials Corp. 10.25% 2016[3]	2,950	3,053
Rockwood Specialties Group, Inc. 10.625% 2011	1,500	1,635
Rockwood Specialties Group, Inc. 7.50% 2014	1,175	1,178
Earle M. Jorgensen Co. 9.75% 2012	2,000	2,170
Oregon Steel Mills, Inc. 10.00% 2009	1,750	1,859
Airgas, Inc. 6.25% 2014	1,750	1,706
AK Steel Corp. 7.75% 2012	1,575	1,603
Corporación Nacional del Cobre de Chile 6.375% 2012[3]	1,500	1,544
		748,757

UTILITIES — 1.10%
AES Corp. 9.50% 2009	39,815	43,100
AES Corp. 9.375% 2010	13,252	14,511
AES Corp. 8.75% 2013[3]	68,100	74,059
AES Red Oak, LLC, Series A, 8.54% 2019[9]	33,724	36,591
AES Red Oak, LLC, Series B, 9.20% 2029[9]	7,000	7,840
Edison Mission Energy 10.00% 2008	19,250	20,814
Edison Mission Energy 7.73% 2009	16,720	17,201
Edison Mission Energy 9.875% 2011	32,930	37,293
Mission Energy Holding Co. 13.50% 2008	22,230	25,370
Midwest Generation, LLC, Series B, 8.56% 2016[9]	9,790	10,585
Homer City Funding LLC 8.734% 2026[9]	9,834	11,260
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	24,675	26,772
NRG Energy, Inc. 7.25% 2014	24,525	24,709
NRG Energy, Inc. 7.375% 2016	76,625	77,487
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,555
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,302
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,595	21,618
Sierra Pacific Resources 8.625% 2014	2,725	2,964
Sierra Pacific Resources 6.75% 2017	3,000	2,978
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,496
Nevada Power Co., Series M, 5.95% 2016[3]	13,700	13,293
Israel Electric Corp. Ltd. 7.95% 2011[3]	5,000	5,404
Israel Electric Corp. Ltd. 7.70% 2018[3]	22,500	24,169
Israel Electric Corp. Ltd. 8.10% 2096[3]	9,155	9,641
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	8,000	7,995
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	22,500	22,114
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	5,000	5,420
PSEG Energy Holdings Inc. 8.625% 2008	8,800	9,174
PSEG Power LLC 7.75% 2011	7,500	8,136
PSEG Power LLC 5.00% 2014	10,000	9,362
Cilcorp Inc. 8.70% 2009	9,000	9,833
Cilcorp Inc. 9.375% 2029	3,000	3,819
Union Electric Co. 5.40% 2016	8,000	7,727
Alabama Power Co., Series X, 3.125% 2008	3,750	3,594
Alabama Power Co., Series R, 4.70% 2010	1,250	1,210
Southern Power Co., Series B, 6.25% 2012	9,000	9,187
Alabama Power Co., Series Q, 5.50% 2017	5,000	4,837
Exelon Corp. 6.75% 2011	1,000	1,045
Exelon Generation Co., LLC 6.95% 2011	11,300	11,899
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	3,850	3,590
NiSource Finance Corp. 7.875% 2010	15,000	16,219
MidAmerican Energy Co. 4.65% 2014	3,200	2,959
MidAmerican Energy Holdings Co. 6.125% 2036[3]	11,650	11,150
Constellation Energy Group, Inc. 6.125% 2009	12,000	12,207
Duke Capital Corp. 6.25% 2013	4,500	4,584
Duke Capital Corp. 5.50% 2014	5,000	4,861
Duke Capital LLC 5.668% 2014	1,500	1,466
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,531
Appalachian Power Co., Series M, 5.55% 2011	3,000	2,982
Mirant Americas Generation, Inc. 8.30% 2011	9,000	9,337
Oncor Electric Delivery Co. 6.375% 2015	5,000	5,093
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,839
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,118
Enersis SA 7.375% 2014	3,000	3,104
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,9]	2,965	2,931
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,9]	2,072	2,010
		735,345

INFORMATION TECHNOLOGY — 0.94%
Electronic Data Systems Corp. 6.334% 2006	10,000	10,033
Electronic Data Systems Corp. 7.125% 2009	27,820	29,121
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	137,150	137,635
Electronic Data Systems Corp. 7.45% 2029	10,555	11,079
Celestica Inc. 7.875% 2011	63,905	65,343
Celestica Inc. 7.625% 2013	36,195	36,376
Sanmina-SCI Corp. 6.75% 2013	22,150	21,319
Sanmina-SCI Corp. 8.125% 2016	47,925	48,884
Jabil Circuit, Inc. 5.875% 2010	53,450	53,366
Flextronics International Ltd. 6.50% 2013	46,000	45,540
Motorola, Inc. 4.608% 2007	10,000	9,892
Motorola, Inc. 8.00% 2011	23,985	26,727
Motorola, Inc. 5.22% 2097	7,500	5,735
SunGard Data Systems Inc. 9.125% 2013[3]	21,050	22,576
SunGard Data Systems Inc. 10.25% 2015[3]	12,500	13,500
Xerox Corp. 7.125% 2010	21,000	21,735
Amkor Technology, Inc. 7.125% 2011	16,250	15,519
Amkor Technology, Inc. 7.75% 2013	2,225	2,133
Freescale Semiconductor, Inc. 6.875% 2011	15,000	15,300
Cisco Systems, Inc. 5.25% 2011	9,500	9,414
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.16% 2011[5]	6,000	6,075
Serena Software, Inc. 10.375% 2016[3]	5,000	5,338
Hyundai Semiconductor America, Inc. 8.625% 2007[3]	4,860	4,960
Sabre Holdings Corp. 6.35% 2016	5,000	4,814
Sensata Technologies BV 8.00% 2014[3]	2,450	2,474
		624,888

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 0.90%
U.S. Treasury 3.25% 2007	35,000	34,278
U.S. Treasury 3.875% 2007	50,000	49,371
U.S. Treasury 3.625% 2009	2,750	2,648
U.S. Treasury 3.50% 2011[11]	11,414	12,081
U.S. Treasury Principal Strip 0% 2011	5,660	4,379
U.S. Treasury 3.625% 2013	20,000	18,397
U.S. Treasury 4.25% 2013	127,750	121,881
U.S. Treasury Principal Strip 0% 2013	6,585	4,507
U.S. Treasury 2.00% 2014[11]	5,376	5,240
U.S. Treasury 8.875% 2017	35,000	45,954
U.S. Treasury 6.875% 2025	66,750	79,234
U.S. Treasury 6.50% 2026	14,000	16,056
U.S. Treasury 4.50% 2036	85,850	77,158
Freddie Mac 4.125% 2010	40,375	38,717
Freddie Mac 5.50% 2011	30,000	30,372
Federal Home Loan Bank 3.70% 2007	10,000	9,813
Federal Home Loan Bank 5.823% 2009	17,000	17,283
Federal Agricultural Mortgage Corp. 4.25% 2008	20,000	19,603
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	9,361
		596,333

HEALTH CARE — 0.75%
HCA Inc. 7.125% 2006	6,285	6,292
HCA Inc. 5.50% 2009	16,900	16,540
Columbia/HCA Healthcare Corp. 7.00% 2007	6,250	6,358
Columbia/HCA Healthcare Corp. 8.85% 2007	12,500	12,797
Columbia/HCA Healthcare Corp. 7.25% 2008	1,000	1,030
Columbia/HCA Healthcare Corp. 8.70% 2010	9,500	10,192
HCA — The Healthcare Co. 8.75% 2010	7,750	8,433
HCA — The Healthcare Co. 7.875% 2011	58,300	61,371
HCA Inc. 6.50% 2016	10,000	9,665
Tenet Healthcare Corp. 6.375% 2011	17,300	16,132
Tenet Healthcare Corp. 9.875% 2014	39,775	41,465
Tenet Healthcare Corp. 9.25% 2015[3]	13,000	13,292
Warner Chilcott Corp. 8.75% 2015[3]	68,565	68,565
Cardinal Health, Inc. 6.75% 2011	26,500	27,653
Cardinal Health, Inc. 4.00% 2015	25,000	21,646
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	29,470	31,680
WellPoint, Inc. 4.25% 2009	11,000	10,552
WellPoint, Inc. 5.00% 2011	17,000	16,579
Team Finance LLC and Health Finance Corp. 11.25% 2013[3]	21,500	22,521
Wyeth 5.50% 2016	18,000	17,436
Triad Hospitals, Inc. 7.00% 2012	15,000	14,963
Humana Inc. 7.25% 2006	13,375	13,415
Health Net, Inc. 9.875% 2011[5]	10,000	11,323
Select Medical Corp. 7.625% 2015	8,500	7,714
Select Medical Holdings Corp. 10.82% 2015[3,5]	1,750	1,654
Amgen Inc. 4.00% 2009	9,125	8,718
Concentra Operating Corp. 9.50% 2010	4,975	5,211
Concentra Operating Corp. 9.125% 2012	3,105	3,276
Accellent Inc. 10.50% 2013	5,800	6,264
Aetna Inc. 7.875% 2011	4,500	4,922
MedCath Holdings Corp. 9.875% 2012	3,875	4,030
		501,689

ASSET-BACKED OBLIGATIONS[9]— 0.60%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	10,000	9,761
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	20,000	19,614
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.239% 2033[5]	5,475	5,482
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	11,330	11,157
CWABS, Inc., Series 2006-5, Class 2-A-1, 4.891% 2036[5]	4,910	4,909
CWABS, Inc., Series 2005-12, Class 1-A-1, 5.109% 2036[5]	4,312	4,314
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[7]	12,867	3,345
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[7]	9,283	4,177
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[7]	8,186	2
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[7]	6,530	1
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[7]	3,999	—
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[7]	17,523	17,310
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	8,900	8,630
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	20,000	19,869
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020	12,500	12,088
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, 5.63% 2036	10,000	9,830
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[3]	10,000	9,870
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[3]	10,000	9,997
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,658
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	7,902
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 5.053% 2013[5]	18,000	17,978
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	3,208	3,180
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	8,676	8,594
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 10.055% 2007[3,5]	5,000	5,111
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3]	5,000	5,114
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.579% 2035[5]	10,000	10,097
Providian Master Note Trust, Series 2005-A1A, Class A, 4.961% 2012[3,5]	10,000	10,013
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	10,000	9,956
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	10,000	9,913
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	9,905
MBNA Master Credit Card Trust II, Series 1999-D, Class C, 6.95% 2008[3]	4,700	4,713
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 5.501% 2013[5]	5,000	5,097
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,744
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[3]	10,000	9,724
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	2,031	2,029
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	7,500	7,472
First USA Credit Card Master Trust, Series 1997-4, Class C, 5.91% 2010[3,5]	6,500	6,525
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[3]	2,000	2,028
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.459% 2034[5]	8,464	8,487
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.279% 2034[5]	8,235	8,247
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	7,430	7,431
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.259% 2033[5]	625	626
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	7,861
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 5.709% 2033[5]	7,000	7,051
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[3]	6,709	6,684
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3]	6,375	6,263
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	6,500	6,246
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.269% 2035[5]	5,000	5,013
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028	5,000	4,917
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	4,939	4,871
Fremont Home Loan Trust, Series 2005-E, Class 2-A-1, 5.049% 2036[5]	3,923	3,926
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	3,699	3,673
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[3]	2,667	2,660
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	1,584	1,573
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009	911	904
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	1,250	1,267
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[3]	1,125	1,128
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	1,077	1,065
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008	793	796
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 5.909% 2024[5]	593	598
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[3]	247	246
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	330	325
NPF XII, Inc., Series 1999-3, Class B, 2.763% 2003[3,5,10]	3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 2.30% 2004[3,5,10]	5,000	200
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[3,7]	1,000	40
		397,207

CONSUMER STAPLES — 0.57%
Rayovac Corp. 8.50% 2013	11,000	9,762
Spectrum Brands, Inc. 7.375% 2015	57,300	48,419
Rite Aid Corp. 9.50% 2011	4,500	4,770
Rite Aid Corp. 6.875% 2013	15,715	13,711
Rite Aid Corp. 9.25% 2013	26,800	26,432
Rite Aid Corp. 7.50% 2015	2,500	2,469
Delhaize America, Inc. 8.125% 2011	35,345	38,286
Ahold Finance U.S.A., Inc. 6.25% 2009	12,015	12,090
Ahold Finance U.S.A., Inc. 8.25% 2010	5,130	5,431
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[9]	4,573	4,684
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[9]	13,225	13,906
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,500	2,469
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,500	31,574
SUPERVALU INC. 7.50% 2012	23,720	24,233
Kraft Foods Inc. 6.25% 2012	14,000	14,377
Kraft Foods Inc. 6.50% 2031	5,000	5,091
Stater Bros. Holdings Inc. 8.41% 2010[5]	6,525	6,672
Stater Bros. Holdings Inc. 8.125% 2012	12,275	12,336
Tyson Foods, Inc. 6.60% 2016	17,600	17,296
Vitamin Shoppe Industries, Inc. 12.249% 2012[3,5]	11,650	12,058
Playtex Products, Inc. 8.00% 2011	10,000	10,600
Diageo Finance BV 5.30% 2015	10,000	9,558
Cadbury Schweppes US Finance LLC 5.125% 2013[3]	10,000	9,534
Albertson’s, Inc. 7.45% 2029	2,650	2,383
Albertson’s, Inc. 8.00% 2031	5,000	4,725
H.J. Heinz Co. 6.428% 2020[3]	6,135	6,238
Duane Reade Inc. 9.41% 2010[5]	6,000	6,000
Kellogg Co. 7.45% 2031	5,000	5,735
Gold Kist Inc. 10.25% 2014	5,306	5,638
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[3,9,12]	6,192	5,020
Molson Coors Capital Finance ULC 4.85% 2010	5,000	4,847
CVS Corp 5.298% 2027[3,9]	2,569	2,390
Pathmark Stores, Inc. 8.75% 2012	1,870	1,851
		380,585

NON-U.S. GOVERNMENT BONDS & NOTES — 0.20%
Russian Federation 8.25% 2010	22,445	23,623
Russian Federation 8.25% 2010[3]	8,889	9,356
Russian Federation 5.00%/7.50% 2030[8]	24,770	26,937
United Mexican States Government Eurobonds, Global 8.375% 2011	3,000	3,307
United Mexican States Government Eurobonds, Global 7.50% 2012	5,470	5,894
United Mexican States Government Global 6.375% 2013	1,475	1,503
United Mexican States Government Global 11.375% 2016	20,184	28,157
United Mexican States Government Global 8.125% 2019	2,061	2,386
United Mexican States Government Global 8.30% 2031	1,965	2,338
United Mexican States Government Global 7.50% 2033	2,833	3,101
State of Qatar 9.75% 2030	9,000	12,802
El Salvador (Republic of) 7.75% 2023	3,000	3,270
El Salvador (Republic of) 7.75% 2023[3]	1,250	1,362
El Salvador (Republic of) 7.65% 2035[3]	750	754
Banque Centrale de Tunisie 7.375% 2012	3,500	3,736
Bulgaria (Republic of) 8.25% 2015	3,000	3,464
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,119
		135,109

MUNICIPALS — 0.07%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	19,750	21,422
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	9,030	9,536
State of Louisiana, Tobacco Settlement Financing. Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,761	4,755
State of California, Dept. of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	4,500	4,500
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	4,349	4,264
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	3,890	4,231
		48,708

Total bonds & notes (cost: $14,842,550,000)		14,760,014

	Principal amount	Market value
Short-term securities — 6.88%	(000)	(000)

Federal Home Loan Bank 4.51%-4.81% due 5/12-7/7/2006	$456,748	$454,385
Freddie Mac 4.52%-4.85% due 5/3-7/18/2006	342,200	340,136
CAFCO, LLC 4.59%-4.74% due 5/2-6/9/2006[3]	225,000	224,566
Ciesco LLC 4.66% due 5/16/2006[3]	50,000	49,896
Citigroup Funding Inc. 4.61% due 5/4/2006	25,000	24,988
Bank of America Corp. 4.65%-5.00% due 5/12-7/26/2006	296,900	295,157
Ranger Funding Co. LLC 4.78% due 5/9/2006[3]	2,400	2,397
Federal Farm Credit Banks 4.49%-4.66% due 5/11-6/15/2006	194,500	193,810
Federal Farm Credit Banks 4.68%-4.72% due 6/23-6/26/2006[13]	94,700	93,991
AIG Funding, Inc. 4.77%-4.85% due 5/18-6/2/2006	100,000	99,659
International Lease Finance Corp. 4.60%-4.91% due 5/25/2006	155,000	154,293
Variable Funding Capital Corp. 4.76%-4.92% due 5/19-7/10/2006[3]	249,000	247,854
State Street Corp. 4.81% due 6/5/2006	100,000	99,518
Clipper Receivable Co., LLC 4.65%-4.91% due 5/11-6/22/2006[3]	146,900	146,305
Preferred Receivables Funding Corp. 4.65%-4.91% due 5/5-6/20/2006[3]	140,103	139,777
Park Avenue Receivables Co., LLC 4.81%-4.85% due 5/18-6/7/2006[3]	102,716	102,349
Wells Fargo Bank, N.A. 4.68%-4.89% due 5/5-5/30/2006	230,000	230,000
Fannie Mae 4.52%-4.57% due 5/8-5/15/2006	222,300	221,951
General Electric Capital Corp. 4.79% due 5/1/2006	29,800	29,788
General Electric Capital Services, Inc. 4.79% due 6/12/2006	50,000	49,714
Edison Asset Securitization LLC 4.73%-4.92% due 5/18-6/29/2006[3]	100,000	99,470
Coca-Cola Co. 4.65% due 6/1/2006	50,000	49,795
Atlantic Industries 4.78%-4.86% due 6/12-6/19/2006[3]	118,000	117,270
HSBC Finance Corp. 4.66%-4.94% due 5/30-7/10/2006	125,000	124,149
Wal-Mart Stores Inc. 4.78%-4.90% due 6/13-7/18/2006[3]	125,000	124,037
International Bank for Reconstruction and Development 4.75%-4.76% due 6/20-6/26/2006	99,400	98,691
Caterpillar Financial Services Corp. 4.73%-4.84% due 5/17-7/3/2006	90,470	89,899
IBM Capital Inc. 4.70% due 6/8-6/9/2006[3]	78,856	78,453
American Express Credit Corp. 4.75% due 6/19/2006[13]	40,000	39,730
American Express Credit Corp. 4.63% due 5/23/2006	30,000	29,909
Anheuser-Busch Companies, Inc. 4.52%-4.84% due 5/1-7/6/2006[3]	69,780	69,369
DuPont (E.I.) de Nemours & Co. 4.70% due 5/3/2006[3]	50,000	49,980
Pitney Bowes Inc. 4.70% due 5/8/2006[3]	50,000	49,948
Three Pillars Funding, LLC 4.85% due 5/16/2006[3]	50,000	49,892
3M Co. 4.65% due 5/22/2006	50,000	49,857
Hershey Co. 4.73%-4.80% due 5/31-6/14/2006[3]	37,300	37,090
Harley-Davidson Funding Corp. 4.75%-4.87% due 5/22-6/20/2006[3]	30,200	30,077
Harvard University 4.67% due 6/8/2006	30,000	29,841
Private Export Funding Corp. 4.83% due 7/6/2006[3]	27,000	26,752
Bank of New York Co., Inc. 4.72% due 5/8/2006	25,000	24,974
USAA Capital Corp. 4.57% due 5/15/2006	25,000	24,952
Procter & Gamble Co. 4.71% due 5/4/2006[3]	23,650	23,638
Triple-A One Funding Corp. 4.78% due 5/11/2006[3]	20,826	20,796
NetJets Inc. 4.87% due 6/28/2006[3]	20,000	19,840
Wm. Wrigley Jr. Co. 4.75% due 6/20/2006[3]	15,000	14,896
Kimberly-Clark Worldwide Inc. 4.70% due 5/4/2006[3]	7,000	6,996

Total short-term securities (cost: $4,581,102,000)		4,580,835

Total investment securities (cost: $57,615,994,000)		66,511,736
Other assets less liabilities		63,751

Net assets		$66,575,487

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
2Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,088,237, which represented 7.64% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of directors.
5Coupon rate may change periodically.
6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Company not making scheduled interest payments; bankruptcy proceedings pending.
8Step bond; coupon rate will increase at a later date.
9Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
10Company not making principal payment upon scheduled maturity date; reorganization pending.
11Index-linked bond whose principal amount moves with a government retail price index.
12Schedule interest payments not made; reorganization pending.
13This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended April 30, 2006, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend or interest income (000)	Market value of affilates at 4/30/06 (000)

iStar Financial, Inc.	7,240,000	—	—	7,240,000	$16,181	$277,002
iStar Financial, Inc. 5.375% 2010	$10,925,000	$—	$—	$10,925,000	445	10,739
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable preferred	400,000	—	—	400,000	585	9,924
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$—	$—	$10,000,000	409	9,647
iStar Financial, Inc. 7.00% 2008	$6,525,000	$—	$—	$6,525,000	264	6,678
iStar Financial, Inc. 5.80% 2011	$—	$5,000,000	$—	$5,000,000	110	4,964
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$—	$—	$5,000,000	210	4,897
iStar Financial, Inc. 6.05% 2015	$4,285,000	$—	$—	$4,285,000	195	4,202
iStar Financial, Inc. 6.00% 2010	$3,750,000	$—	$—	$3,750,000	171	3,767
iStar Financial, Inc. 8.75% 2008	$1,028,000	$—	$—	$1,028,000	46	1,094
Packaging Corp. of America	—	6,736,800	—	6,736,800	4,042	151,443
Packaging Corp. of America 4.375% 2008	$9,500,000	$—	$—	$9,500,000	312	9,232
Arthur J. Gallagher & Co.	5,383,200	20,500	—	5,403,700	4,647	148,278
Goodman Fielder Ltd.	—	67,000,000	—	67,000,000	—	112,923
Sunstone Hotel Investors, Inc.	2,438,400	1,155,000	—	3,593,400	3,042	103,274
Premier Farnell PLC	—	23,550,000	—	23,550,000	1,699	86,162
Tupperware Brands Corp.	3,125,500	739,500	—	3,865,000	2,388	81,551
Montpelier Re Holdings Ltd.	4,120,000	345,000	—	4,465,000	2,277	72,110
Beverly Hills Bancorp Inc.	1,939,517	—	—	1,939,517	727	20,171
Clarent Hospital Corp.	484,684	—	—	484,684	—	121
R.R. Donnelley & Sons Co.*	13,474,000	—	2,729,000	10,745,000	10,017	—
					$47,767	$1,118,179

*Unaffiliated issuer at 4/30/2006.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$9,683,739
Gross unrealized depreciation on investment securities	(808,345)
Net unrealized appreciation on investment securities	8,875,394
Cost of investment securities for federal income tax purposes	57,636,342

MFGEFP-906-0606-S4559

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and PEO

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and PEO

Date: June 28, 2006

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and PFO

Date: June 28, 2006